Transactions with Related Parties, Former Parent Company (Details) - USD ($)		12 Months Ended
	Apr. 14, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Transactions with Related Parties [Abstract]
Payments related to Spin-Off from Toro		$ 786,001	$ 0	$ 0
Series A Preferred Shares [Member]
Transactions with Related Parties [Abstract]
Preferred shares issued (in shares)	2,000,000	2,000,000
Preferred shares, dividend rate	1.00%	1.00%	1.00%
Preferred shares, stated amount (in dollars per share)	$ 25
Preferred shares, par value (in dollars per share)	$ 0.001
Former Parent Company [Member]
Transactions with Related Parties [Abstract]
Accrued dividend		$ 106,944
Payments related to Spin-Off from Toro		786,001
Outstanding expenses related to Spin-off and other expenses incurred by Toro		0
Due from related party			$ 11,914,451
Former Parent Company [Member] | Series A Preferred Shares [Member]
Transactions with Related Parties [Abstract]
Accrued dividend		$ 106,944